Stock-Based Compensation - Additional Information (Detail) - 2015 Equity Incentive Plan [Member] - shares		12 Months Ended
	Aug. 26, 2015	Dec. 31, 2014	Sep. 28, 2016	Sep. 27, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award, vesting period		5 years
Shares authorized under equity incentive plan			592,480	742,480
Risk free interest rate	0.32%
Expected volatility rate	16.70%
Expected life	7 years